Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percent of the right-of-use assets recognized when the company is the sole signatory for the lease	100.00%
Percent of the lease liabilities recognized when the company is the sole signatory for the lease	100.00%
Revenue, performance obligation, description of timing	Payment is generally due within 30 days of delivery.
Performance Shares | Chevron Long-Term Incentive Plan (LTIP)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years